Derivative Instruments And Hedging Activities (Statement Of Gains and Losses on Derivative Instruments Reported in Statement of Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	$ (4,570)	$ (4,457)	$ (4,529)
Interest on long-term debt	(1,662)	(2,067)	(2,602)
Servicing asset valuation and hedge activities, net	0	0	(213)
Gain (loss) on mortgage and automotive loans, net	45	7	55
Other income, net of losses	314	280	383
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(19)	(37)	(135)
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(127)	(160)	118
Gain (Loss) on Equity Forward Contract Not Designated as Hedging Instruments	(10)	(5)	0
Gain (Loss) on Derivative Instruments, Net, Pretax	(121)	(139)	5
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(8)
Gains on amortization of deferred basis adjustments on the hedged items	73	155	247
Gain (Loss) from Revaulation of Foreign-Denominated Debt or Receivable	132	165	(117)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	35	63	22
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	(9)	15	7
Interest on long-term debt	35	199	(389)
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	39	34	2
Interest on long-term debt	(30)	(185)	402
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (loss) Excluded from Earnings on Derivatives [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	(64)	(61)	(9)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Servicing asset valuation and hedge activities, net	0	0	(112)
Gain (loss) on mortgage and automotive loans, net	(2)	0	(37)
Other income, net of losses	(17)	(37)	14
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	(139)	(172)	94
Other income, net of losses	12	12	24
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other income, net of losses	(10)	(5)	0
Unsecured Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Gain For Qualifying Accounting Hedges Of Debt	97	$ 112	$ 131
Secured Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Gain For Qualifying Accounting Hedges Of Debt	$ 1